CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	San Diego Gas and Electric Company [Member]	Southern California Gas Company [Member]	Preferred Stock Southern California Gas Company [Member]	Common Stock	Common Stock San Diego Gas and Electric Company [Member]	Common Stock Southern California Gas Company [Member]	Retained Earnings	Retained Earnings San Diego Gas and Electric Company [Member]	Retained Earnings Southern California Gas Company [Member]	Deferred Compensation E S O P [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) San Diego Gas and Electric Company [Member]	Accumulated Other Comprehensive Income (Loss) Southern California Gas Company [Member]	Total Shareholders' Equity	Total Shareholders' Equity San Diego Gas and Electric Company [Member]	Noncontrolling Interests [Domain]	Noncontrolling Interests [Domain] San Diego Gas and Electric Company [Member]
Equity, beginning of period at Dec. 31, 2011	$ 10,178,000,000	$ 3,841,000,000	$ 2,193,000,000	$ 22,000,000	$ 2,104,000,000	$ 1,338,000,000	$ 866,000,000	$ 8,162,000,000	$ 2,411,000,000	$ 1,326,000,000	$ (2,000,000)	$ (489,000,000)	$ (10,000,000)	$ (21,000,000)	$ 9,775,000,000	$ 3,739,000,000	$ 403,000,000	$ 102,000,000
Net income	920,000,000	515,000,000	290,000,000					865,000,000	489,000,000	290,000,000					865,000,000	489,000,000	55,000,000	26,000,000
Comprehensive income	117,000,000	(12,000,000)	3,000,000									113,000,000	(1,000,000)	3,000,000	113,000,000	(1,000,000)	4,000,000	(11,000,000)
Share-based compensation expense	44,000,000				44,000,000										44,000,000
Common stock dividends declared	(580,000,000)		(250,000,000)					(580,000,000)		(250,000,000)					(580,000,000)
Preferred stock dividends declared		(5,000,000)	1,000,000						(5,000,000)	(1,000,000)						(5,000,000)
Preferred dividends of subsidiaries	(6,000,000)							(6,000,000)							(6,000,000)
Issuance of common stock	78,000,000				78,000,000										78,000,000
Repurchases of common stock	(16,000,000)				(16,000,000)										(16,000,000)
Common stock released from ESOP	9,000,000				7,000,000						2,000,000				9,000,000
Equity contributed by noncontrolling interests	8,000,000																8,000,000
Distributions to noncontrolling interests	(62,000,000)	(41,000,000)															(62,000,000)	(41,000,000)
Purchase of noncontrolling interest in subsidiary	(7,000,000)																(7,000,000)
Call premium on preferred stock of subsidiary	0
Call premium on preferred stock		0
Equity, end of period at Dec. 31, 2012	10,683,000,000	4,298,000,000	2,235,000,000	22,000,000	2,217,000,000	1,338,000,000	866,000,000	8,441,000,000	2,895,000,000	1,365,000,000	0	(376,000,000)	(11,000,000)	(18,000,000)	10,282,000,000	4,222,000,000	401,000,000	76,000,000
Net income	1,088,000,000	435,000,000	365,000,000					1,009,000,000	411,000,000	365,000,000					1,009,000,000	411,000,000	79,000,000	24,000,000
Comprehensive income	140,000,000	19,000,000										148,000,000	2,000,000		148,000,000	2,000,000	(8,000,000)	17,000,000
Share-based compensation expense	40,000,000				40,000,000										40,000,000
Common stock dividends declared	(615,000,000)		(50,000,000)					(615,000,000)		(50,000,000)					(615,000,000)
Preferred stock dividends declared		(4,000,000)	(1,000,000)						(4,000,000)	(1,000,000)						(4,000,000)
Preferred dividends of subsidiaries	(5,000,000)							(5,000,000)							(5,000,000)
Issuance of common stock	62,000,000				62,000,000										62,000,000
Repurchases of common stock	(45,000,000)				(45,000,000)										(45,000,000)
Sale of noncontrolling interests, net of offering costs	574,000,000				135,000,000										135,000,000		439,000,000
Distributions to noncontrolling interests	(69,000,000)	(26,000,000)															(69,000,000)	(26,000,000)
Call premium on preferred stock of subsidiary	(3,000,000)							(3,000,000)							(3,000,000)
Call premium on preferred stock		(3,000,000)							(3,000,000)							(3,000,000)
Equity, end of period at Dec. 31, 2013	11,850,000,000	4,719,000,000	2,549,000,000	22,000,000	2,409,000,000	1,338,000,000	866,000,000	8,827,000,000	3,299,000,000	1,679,000,000	0	(228,000,000)	(9,000,000)	(18,000,000)	11,008,000,000	4,628,000,000	842,000,000	91,000,000
Net income	1,262,000,000	527,000,000	333,000,000					1,162,000,000	507,000,000	333,000,000					1,162,000,000	507,000,000	100,000,000	20,000,000
Comprehensive income	(290,000,000)	(1,000,000)										(269,000,000)	(3,000,000)		(269,000,000)	(3,000,000)	(21,000,000)	2,000,000
Share-based compensation expense	48,000,000				48,000,000										48,000,000
Common stock dividends declared	(649,000,000)	(200,000,000)	(100,000,000)					(649,000,000)	(200,000,000)	(100,000,000)					(649,000,000)	(200,000,000)
Preferred stock dividends declared			(1,000,000)							(1,000,000)
Preferred dividends of subsidiaries	(1,000,000)							(1,000,000)							(1,000,000)
Issuance of common stock	97,000,000				97,000,000										97,000,000
Repurchases of common stock	(38,000,000)				(38,000,000)										(38,000,000)
Equity contributed by noncontrolling interests	1,000,000																1,000,000
Distributions to noncontrolling interests	(107,000,000)	(53,000,000)															(107,000,000)	(53,000,000)
Purchase of noncontrolling interest in subsidiary	(73,000,000)				(32,000,000)										(32,000,000)		(41,000,000)
Call premium on preferred stock of subsidiary	0
Call premium on preferred stock		0
Equity, end of period at Dec. 31, 2014	$ 12,100,000,000	$ 4,992,000,000	$ 2,781,000,000	$ 22,000,000	$ 2,484,000,000	$ 1,338,000,000	$ 866,000,000	$ 9,339,000,000	$ 3,606,000,000	$ 1,911,000,000	$ 0	$ (497,000,000)	$ (12,000,000)	$ (18,000,000)	$ 11,326,000,000	$ 4,932,000,000	$ 774,000,000	$ 60,000,000